Debt - Restrictive Covenants (Details)	12 Months Ended
Sep. 30, 2018
UGI Utilities | 2015 UGI Utilities Credit Agreement
Debt Instrument
Ratio of Consolidated Debt to Consolidated Total Capital	0.65
UGI Utilities | Senior Notes
Debt Instrument
Ratio of Consolidated Debt to Consolidated Total Capital	0.65
Energy Services | Energy Services Credit Agreement
Debt Instrument
Maximum ratio of Total Indebtedness to EBITDA	3.50
Minimum ratio of EBITDA to interest expense	3.50